UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new entries.

Institutional Investment Manager Filing this Report:

Name:                            Crestwood Capital Management, L.P.
Address:                         599 Lexington Avenue, 39th Floor
                                 New York, NY  10022

Form 13F File Number: 28-13559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and com-plete, and that it is understood that all required items, statements, sched-ules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael R. Kuchler
Title:    Chief Operating Officer
Phone:    212-612-3040

Signature, Place, and Date of Signing

Michael R. Kuchler                New York, NY              May 15, 2013
-------------------               ------------             ------------------
[Signature]                       [City, State]                  [Date]

Report Type (Check only one.):
[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       48

Form 13F Information Table Value Total:  807,868
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F REPORT:  (03/31/13) CRESTWOOD CAPITAL MANAGEMENT, LP

                                                       VALUE x  SHRS OR    SH /  PUT / INVESTMENT    OTHER   VOTING AUTHORITY
            ISSUER                 TYPE        CUSIP    1000    PRN AMT    PRN   CALL  DISCRETION  MANAGERS    SOLE   SHARED   NONE
 ----------------------------- -------------- -------- -------- --------    ---   ---- ----------   --------  ------- ------   ----
AMERICAN TOWER CORP            COMMON STOCK  03027X100    55809    725550   SH          SOLE       NONE    725550
AIRGAS INC                     COMMON STOCK  009363102    10932    110250   SH          SOLE       NONE    110250
BAIDU INC                           ADR      056752108     9209    105000   SH          SOLE       NONE    105000
BAZAARVOICE INC                COMMON STOCK  073271108     5938    811256   SH          SOLE       NONE    811256
COLFAX CORP                    COMMON STOCK  194014106     9562    205450   SH          SOLE       NONE    205450
CTRIP.COM INTERNATIONAL             ADR      22943F100    14592    682500   SH          SOLE       NONE    682500
DICK'S SPORTING GOODS INC      COMMON STOCK  253393102    12416    262500   SH          SOLE       NONE    262500
DELPHI AUTOMOTIVE PLC          COMMON STOCK  G27823106    44289    997500   SH          SOLE       NONE    997500
DOLLAR TREE INC                COMMON STOCK  256746108      398      8216   SH          SOLE       NONE      8216
DUFF & PHELPS CORP             COMMON STOCK  26433B107     4937    318324   SH          SOLE       NONE    318324
EBAY INC                       COMMON STOCK  278642103    29889    551250   SH          SOLE       NONE    551250
EQUINIX INC                    COMMON STOCK  29444U502    28391    131250   SH          SOLE       NONE    131250
EXPEDITORS INTL WASH INC       COMMON STOCK  302130109     7503    210000   SH          SOLE       NONE    210000
FOCUS MEDIA HOLDING                 ADR      34415V109    20691    771750   SH          SOLE       NONE    771750
FRANCESCAS HOLDINGS CORP       COMMON STOCK  351793104     7163    249400   SH          SOLE       NONE    249400
GENERAL MOTORS CO              COMMON STOCK  37045V100    26991    970200   SH          SOLE       NONE    970200
GNC HOLDINGS INC               COMMON STOCK  36191G107    45368   1155000   SH          SOLE       NONE   1155000
GOOGLE INC                     COMMON STOCK  38259P508     9799     12338   SH          SOLE       NONE     12338
HYATT HOTELS CORP              COMMON STOCK  448579102    24511    567000   SH          SOLE       NONE    567000
HOME LOAN SERVICING SOLUTION   COMMON STOCK  G66648D10     6982    299250   SH          SOLE       NONE    299250
STARWOOD HOTELS & RESORTS      COMMON STOCK  85590A401    29443    462000   SH          SOLE       NONE    462000
HUB GROUP INC                  COMMON STOCK  443320106     6057    157500   SH          SOLE       NONE    157500
HUNT (JB) TRANSPRT SVCS INC    COMMON STOCK  445658107    37538    504000   SH          SOLE       NONE    504000
KIRBY CORP                     COMMON STOCK  497266106    23789    309750   SH          SOLE       NONE    309750
MICHAEL KORS HOLDINGS LTD      COMMON STOCK  G60754101    29815    525000   SH          SOLE       NONE    525000
LKQ CORP                       COMMON STOCK  501889208    11652    535500   SH          SOLE       NONE    535500
MOODY'S CORP                   COMMON STOCK  615369105    13997    262500   SH          SOLE       NONE    262500
MCGRAW HILL FINANCIAL INC      COMMON STOCK  580645109     8203    157500   SH          SOLE       NONE    157500
MELCO CROWN ENTERTAINME             ADR      585464100    23292    997500   SH          SOLE       NONE    997500
MRC GLOBAL INC                 COMMON STOCK  55345K103    30082    913500   SH          SOLE       NONE    913500
BLUE NILE INC                  COMMON STOCK  09578R103    13746    399000   SH          SOLE       NONE    399000
PENTAIR LTD                    COMMON STOCK  H6169Q108    23263    441000   SH          SOLE       NONE    441000
SAIC INC                       COMMON STOCK  78390X101    27744   2047500   SH          SOLE       NONE   2047500
SBA COMMUNICATIONS CORP        COMMON STOCK  78388J106    10584    147000   SH          SOLE       NONE    147000
SPIRIT AEROSYSTEMS HOLD        COMMON STOCK  848574109    10967    577500   SH          SOLE       NONE    577500
SILVER SPRING NETWORKS INC     COMMON STOCK  82817Q103     2080    120000   SH          SOLE       NONE    120000
SENSATA TECHNOLOGIES HOLDING   COMMON STOCK  N7902X106    18893    574783   SH          SOLE       NONE    574783
TERADATA CORP                  COMMON STOCK  88076W103     4915     84000   SH          SOLE       NONE     84000
TRANSDIGM GROUP INC            COMMON STOCK  893641100    18465    120750   SH          SOLE       NONE    120750
TIBCO SOFTWARE INC             COMMON STOCK  88632Q103     9552    472500   SH          SOLE       NONE    472500
TRINA SOLAR LTD                     ADR      89628E104     4955   1365000   SH          SOLE       NONE   1365000
TILE SHOP HLDGS INC            COMMON STOCK  88677Q109     2649    126100   SH          SOLE       NONE    126100
UBS                            COMMON STOCK  H89231338     3107    201900   SH          SOLE       NONE    201900
VELTI PLC                      COMMON STOCK  G93285107     1533    770282   SH          SOLE       NONE    770282
VIPSHOP HOLDINGS LTD                ADR      92763W103     2551     84000   SH          SOLE       NONE     84000
VERISK ANALYTICS INC           COMMON STOCK  92345Y106    23292    378000   SH          SOLE       NONE    378000
WILLIAMS COS INC               COMMON STOCK  969457100    14947    399000   SH          SOLE       NONE    399000
WEX INC                        COMMON STOCK  96208T104    25387    323400   SH          SOLE       NONE    323400